Revenues and Gross Profit - Domestic and Foreign Total Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Consolidated total revenues	$ 4,244,265	$ 3,965,594	$ 3,818,749
Domestic
Segment Reporting Information [Line Items]
Consolidated total revenues	4,166,339	3,901,323	3,761,651
Foreign
Segment Reporting Information [Line Items]
Consolidated total revenues	$ 77,926	$ 64,271	$ 57,098